PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Prepaid Expenses and Other Assets.
Prepaid insurance expense		62,841,073	36,726,579
Staff advance		8,884,810	9,375,763
Rental deposits		6,566,555	4,709,220
Prepaid gasoline and repair supplies		9,966,963	6,848,754
Receivable from disposal of vehicles		22,715,893	4,095,005
Value-added taxes deductible		56,202,330	5,187,218
Prepaid rental expense		6,096,504	2,582,377
Others		22,331,605	9,328,183
Prepaid expenses and other current assets	$ 31,525,922	195,605,733	78,853,099